Reverse Recapitalization - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Nov. 20, 2019	Dec. 31, 2019		Dec. 31, 2017		Mar. 31, 2020	Nov. 21, 2019	Mar. 31, 2019	Dec. 31, 2018		Dec. 31, 2016
Business Acquisition [Line Items]
Number of shares repurchased (in shares)		36,157
Repurchase price (in usd per share)		$ 177
Net equity infusion from reverse recapitalization		$ 29,300	$ 29,262		$ 10,794
Shares outstanding (in shares)		3,610,705
TPG Holdings
Business Acquisition [Line Items]
Sale of stock (in usd per share)		$ 10.30
TPG Holdings | Accel
Business Acquisition [Line Items]
Purchase price (in usd per share)		$ 177
Warrants
Business Acquisition [Line Items]
Cash election (in shares)			2,444,444
Warrants | TPG Holdings
Business Acquisition [Line Items]
Number of shares acquired (in shares)		4,888,889
Common Stock | Class A-2 Common Stock
Business Acquisition [Line Items]
Cash election (in shares)			3,000,000
Common Stock | TPG Holdings | Class A-1 Common Stock
Business Acquisition [Line Items]
Number of shares acquired (in shares)		7,500,000
Common Stock | TPG Holdings | Class A-2 Common Stock
Business Acquisition [Line Items]
Number of shares acquired (in shares)		2,000,000
Common Stock | Class A-1 Common Stock
Business Acquisition [Line Items]
Net equity infusion from reverse recapitalization	[1]		$ 2		$ 1
Shares outstanding (in shares)								76,637,470
Shares issued (in shares)			76,637,470	[1]	58,459,396	[1]	78,234,106	76,637,470	58,986,311	58,491,281	[1]	54,133,885	[1]
Common Stock | Class A-2 Common Stock
Business Acquisition [Line Items]
Net equity infusion from reverse recapitalization			$ 1
Shares outstanding (in shares)								4,999,999
Shares issued (in shares)			4,999,999		0		3,403,363	4,999,999		0		0
Warrants | Class A-1 Common Stock
Business Acquisition [Line Items]
Shares outstanding (in shares)								22,333,308
Shares issued (in shares)								22,333,326
Investment Private Placement | Class A-1 Common Stock
Business Acquisition [Line Items]
Common stock, shares issued (in shares)		4,696,675
Sale of stock (in usd per share)		$ 10.22
Common stock issued		$ 48,000

[1]	See Note 3 for reverse recapitalization effects herein.